RESTRUCTURING AND OTHER CHARGES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RESTRUCTURING AND OTHER CHARGES
10.	RESTRUCTURING AND OTHER CHARGES

In 2011, we permanently shut down the No. 2 coated groundwood paper machine at our mill in Bucksport, Maine, and two supercalendered paper machines at our mill in Sartell, Minnesota, thereby reducing our annual production capacity by 193,000 tons.

The following table details the cumulative charges incurred related to the shutdown through June 30, 2012:

(Dollars in thousands)	Total Restructuring Charges	Recognized and/or paid as of June 30, 2012	Remaining Costs to be Paid
Severance and benefit costs	$15,146	$14,858	$288
Accelerated depreciation of property, plant and equipment	7,068	7,068	—
Write-off of related spare parts and inventory	2,043	2,043	—
Other miscellaneous costs	255	233	22

Total restructuring costs	$24,512	$24,202	$310

The following details the changes in our associated shutdown liability during the six months ended June 30, 2012, which is included in Accrued liabilities on our accompanying condensed consolidated balance sheets:

(Dollars in thousands)	Six Months Ended June 30, 2012
Balance of reserve at December 31, 2011	$10,763
Reduce reserve for spare parts utilized	(37)
Purchase obligations payments	(31)
Severance and benefit payments	(10,385)

Balance of reserve at June 30, 2012	$310

The following table details the charges incurred related to the shutdown as included in Restructuring and other charges on our accompanying condensed consolidated statements of operations for the three-month and six-month periods ended June 30, 2012:

	Three Months Ended	Six Months Ended
(Dollars in thousands)	June 30, 2012
Severance and benefit costs	$(77)	$65
Adjustment to valuation of spare parts and inventory	(30)	(228)
Other miscellaneous costs	1	142

Total restructuring costs	$(106)	$(21)

There were no restructuring and other charges for the three-month and six-month periods ended June 30, 2011.

15.	RESTRUCTURING AND OTHER CHARGES

In the fourth quarter of 2011, we permanently shut down the No. 2 coated groundwood paper machine at our mill in Bucksport, Maine, and two supercalendered paper machines at our mill in Sartell, Minnesota, thereby reducing annual production capacity by 193,000 tons. In conjunction with these closures, the Bucksport mill’s workforce was reduced by approximately 125 employees and the Sartell mill’s workforce was reduced by approximately 175 employees. The following table details the charges incurred related to the shutdown as included in Restructuring and other charges on our consolidated statements of operations for the year ended December 31, 2011:

(Dollars in thousands)	Total Restructuring Charges	Recognized and/or paid as of December 31, 2011	Remaining Costs to be Paid
Severance and benefit costs	$15,004	$4,331	$10,673
Accelerated depreciation of property, plant and equipment	7,068	7,068	—
Write-off of related spare parts and inventory	2,278	2,278	—
Other miscellaneous costs	114	24	90

Total restructuring costs	$24,464	$13,701	$10,763

The following details the changes in our associated shutdown liability during the year ended December 31, 2011 which is included in Accrued liabilities on our consolidated balance sheets:

(Dollars in thousands)	Year Ended December 31, 2011
Severance and benefit costs	$11,679
Purchase obligations	90
Severance and benefit payments	(1,006)

Balance of reserve at December 31, 2011	$10,763

In 2009, Restructuring and other charges on our consolidated statements of operations are comprised of transition and other costs (i.e., technology migration costs, consulting and legal fees, and other one-time costs), including those associated with the Acquisition. The charges for the year ended December 31, 2009 were $1.0 million. There were no restructuring and other charges for the year ended December 31, 2010.